Note 13 - Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about selected financial information [text block]
Period from August 19, until December 31,
[US$ thousands]	2020
The Group's interest	42%

Net revenue
Interest income	60,887
Interest expense	(621)
Other revenue	669
Operating income	60,935

Operating expenses
Credit loss expense on loans to customers	(20,755)
Personnel expenses	(9,399)
Marketing expenses	(5,101)
Technical service fee	(3,956)
Collection service fee	(1,027)
Commission fee	(1,930)
Depreciation and amortization (1)	(7,492)
Other expenses	(2,163)
Net foreign exchange gain	5,702
Total operating expenses	(46,121)

Profit before income taxes	14,814
Income tax expense	(14,193)
Net income (loss)	621

Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax)
Exchange difference on translation of foreign operations	(2,227)
Total comprehensive income (loss)	(1,606)

Group's share of net income (loss)	261
Group's share of other comprehensive income (loss)	(935)
As of December 31,
[US$ thousands]	2020
Assets, excluding goodwill	254,596
Goodwill	447,300
Liabilities	72,702
Equity	629,194
	Year ended December 31, 2018
[US$ thousands]	OPay	StarMaker	nHorizon	Powerbets
The Group's interest	19.90%	19.35% (1)	29.09%	50.10%
Revenue	848	12,332	48,992	4,498
Operating profit (loss)	(359)	(9,535)	(1,568)	(4,528)
Net income (loss)	(384)	(8,497)	(2,056)	(4,735)
Other comprehensive income that may be reclassified to net income	-	-	-	188
Total comprehensive income	(384)	(8,497)	(2,056)	(4,547)
Group's share of net income (loss)	(76)	N/A	(598)	(2,372)

Current assets	4,302	21,366	9,761	2,751
Non-current assets	4,918	11,245	1,065	2,851
Current liabilities	12,043	30,163	3,818	7,818
Non-current liabilities	453	-	5,469	5,114
Equity	(3,276)	2,448	1,539	(7,331)
	Year ended December 31, 2019
[US$ thousands]	OPay	StarMaker	nHorizon	Powerbets
The Group's interest	13.10% (2)	19.35% (1)	29.09%	50.10%
Revenue	16,687	29,035	43,335	4,990
Operating profit (loss)	(71,678)	(8,485)	1,821	(3,016)
Net income (loss)	(71,474)	(8,485)	1,780	(5,134)
Other comprehensive income that may be reclassified to net income	-	-	-	-
Total comprehensive income	(71,474)	(8,485)	1,780	(5,134)
Group's share of net income (loss)	(2,938)	N/A	518	(2,572)
Gain on partial disposal	1,174	-	-	-
Total share of net income (loss)	(1,764)	N/A	518	(2,572)

Current assets	99,238	13,869	8,225	4,447
Non-current assets	24,656	11,377	695	1,560
Current liabilities	28,870	29,870	5,875	13,074
Non-current liabilities	170,015	-	-	5,754
Equity	(74,992)	(4,624)	3,045	(12,822)
	Year ended December 31, 2020
[US$ thousands]	OPay	StarMaker		nHorizon	Powerbets
The Group's interest	13.10% (2)	19.35%	(1)	29.09%	0.00%
Revenue	38,388	89,937		12,837	9,638
Operating profit (loss)	(30,700)	13,298		(1,827)	(1,029)
Net income (loss)	(30,618)	13,151		(1,840)	(1,481)
Other comprehensive income that may be reclassified to net income	-	-		-	-
Total comprehensive income	(30,618)	13,151		(1,840)	(1,481)
Group's share of net income (loss)	(876)	N/A		(535)	(742)

Current assets	72,573	36,600		6,068	N/A
Non-current assets	34,860	13,000		578	N/A
Current liabilities	40,368	36,900		5,302	N/A
Non-current liabilities	180,639	34,800		-	N/A
Equity	(113,575)	(22,100)		1,343	N/A

Disclosure of carrying amounts of investments in associates and joint ventures [text block]
	Year ended December 31, 2019
[US$ thousands]	OPay	StarMaker	nHorizon	Powerbets
Carrying amount as of January 1, 2019	4,330	30,000	443	289
Investment during the year	7,131	-	-	366
Change in fair value of preferred shares	33,900	4,000	-	-
Foreign exchange adjustment	-	-	3	-
Other adjustments	673	-	-	157
Share of net income (loss)	(2,938)	N/A	518	(2,572)
Share of other comprehensive income	-	NA	-	-
Carrying amount as of December 31, 2019	43,096	34,000	963	(1,760)

Groups share in %	13.10%	19.35%	29.09%	50.10%
Groups share in equity	(2,145)	n/a	886	(6,424)
Unrecognized intangible assets	-	n/a	-	566
Equity method adjustments	(759)	n/a	77	4,097
Fair value of preferred shares (1)	46,000	34,000	-	-
Carrying amount as of December 31, 2019	43,096	34,000	963	(1,760)
	Year ended December 31, 2020
[US$ thousands]	Nanobank	OPay	StarMaker	nHorizon	Powerbets
Carrying amount as of January 1, 2020	-	43,096	34,000	963	(1,760)
Investment during the year (2)	264,936	-	-	-	440
Change in fair value of preferred shares	-	3,000	21,000	-	-
Foreign exchange adjustment	-	-	-	35	-
Share of net income (loss) (3)	261	(876)	N/A	(535)	(742)
Share of other comprehensive income (loss)	(935)	-	-	-	-
Disposal of investment	-	-	-	-	2,063
Carrying amount as of December 31, 2020	264,261	45,220	55,000	463	-

Groups share in %	42.00%	13.10%	19.35%	29.09%	0%
Groups share in equity	264,261	(3,248)	N/A	391	N/A
Equity method adjustments	-	(532)	-	72	-
Fair value of preferred shares (1)	N/A	49,000	55,000	-	N/A
Carrying amount as of December 31, 2020	264,261	45,220	55,000	463	-